Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue		$ 7,304,626	$ 6,416,886
Fuel surcharge		1,092,204	1,104,281
Total revenue	[1]	8,396,830	7,521,167
Materials and services expenses		4,171,135	3,805,846
Personnel expenses		2,496,315	2,109,622
Other operating expenses		435,486	434,751
Depreciation of property and equipment		332,580	249,835
Depreciation of right-of-use assets		169,505	132,112
Amortization of intangible assets		79,984	60,028
Loss on sale of business		0	3,011	[2]
Gain on sale of rolling stock and equipment		(7,434)	(15,510)
Loss (gain) on derecognition of right-of-use assets		105	(1,482)
Loss on sale of land and buildings		0	40
Loss (gain), net of impairment, on sale of assets held for sale		192	(14,721)
Total operating expenses		7,677,868	6,763,532
Operating income		718,962	757,635
Finance (income) costs
Finance income		(13,760)	(8,612)
Finance costs		171,999	89,483
Net finance costs		158,239	80,871
Income before income tax		560,723	676,764
Income tax expense		138,239	171,887
Net income		$ 422,484	$ 504,877	[2]
Earnings per share
Basic earnings per share		$ 5	$ 5.88
Diluted earnings per share		$ 4.96	$ 5.8

[1]	Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.
[2]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.